Accumulated depreciation and amortization (Tables)	3 Months Ended
Mar. 31, 2012
Accumulated depreciation and amortization
Schedule of accumulated depreciation and amortization

	March 31, 2012	December 31, 2011
Property, plant and equipment	$132,208	$116,287
Transmission system rights	53,350	51,387
Other intangible assets and power purchase and fuel liabilities	110,752	88,808